Commitments (Details) - Underwriting Agreement [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Commitments (Details) [Line Items]
Underwriting discount per share | $ / shares	$ 0.2
Aggregate amount | $	$ 5,000,000
Deferred underwriting commission per share | $ / shares	$ 0.35
Deferred underwriting commission payable | $	$ 8,750,000
Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Additional units | shares	3,750,000